Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Brilliant Acquisition Corp Common Stock	Brilliant Acquisition Corp Accumulated Deficit	Brilliant Acquisition Corp	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2019					$ 23,049	$ 141,057	$ (1,457,751)		$ (1,293,645)
Balance (in Shares) at Sep. 30, 2019					230,485,100
Net loss							(100,562)		(100,562)
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Balance at Dec. 31, 2019	$ 25,000	$ (20,664)	$ 4,336
Balance (in Shares) at Dec. 31, 2019	1,150,000
Sale of 4,600,000 Units, net of underwriting discounts and offering expenses	$ 43,930,846		43,930,846
Sale of 4,600,000 Units, net of underwriting discounts and offering expenses (in Shares)	4,600,000
Sale of 261,000 Private Units	$ 2,610,000		2,610,000
Sale of 261,000 Private Units (in Shares)	261,000
Issuance of Representative Shares	$ 2,210		2,210
Issuance of Representative Shares (in Shares)	100,000
Ordinary shares subject to possible redemption	$ (42,612,921)	(3,387,079)	(46,000,000)
Ordinary shares subject to possible redemption (in Shares)	(4,600,000)
Excess of cash received over fair value of private warrants	$ (74,847)		(74,847)
Net loss		(317,737)	(317,737)
Balance at Dec. 31, 2020	$ 3,880,288	(3,725,480)	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020	1,511,000				230,485,100
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Net loss							(53,595)		(53,595)
Balance at Dec. 31, 2020	$ 3,880,288	(3,725,480)	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020	1,511,000				230,485,100
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Common stock issued in connection with acquisition					$ 10,010	14,003,990			14,014,000
Common stock issued in connection with acquisition (in Shares)					100,100,000
Common stock issued for redeemable preferred stock conversion and related dividend					$ 144	287,710			287,854
Common stock issued for redeemable preferred stock conversion and related dividend (in Shares)					1,439,271
Stock-based compensation						42,082			42,082
Foreign currency translation adjustment								8,440	8,440
Net loss							(936,846)		(936,846)
Balance at Sep. 30, 2021					$ 33,203	14,474,839	(2,495,159)	8,440	12,021,323
Balance (in Shares) at Sep. 30, 2021					332,024,371
Balance at Dec. 31, 2020	$ 3,880,288	(3,725,480)	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020	1,511,000				230,485,100
Changes in value of ordinary shares subject to redemption		(7,687)	(7,687)
Net loss		(599,127)	(599,127)
Balance at Dec. 31, 2021	$ 3,880,288	(4,332,294)	(452,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372
Balance (in Shares) at Dec. 31, 2021	1,511,000				352,024,371
Balance at Sep. 30, 2021					$ 33,203	14,474,839	(2,495,159)	8,440	12,021,323
Balance (in Shares) at Sep. 30, 2021					332,024,371
Stock-based compensation						378,746			378,746
Foreign currency translation adjustment								(2,227)	(2,227)
Adjustment for assets acquisition						(2,861,631)			(2,861,631)
Common stock issued in connection with cost method investment					$ 2,000	6,600,000			6,602,000
Common stock issued in connection with cost method investment (in Shares)					20,000,000
Net loss							(1,944,839)		(1,944,839)
Balance at Dec. 31, 2021	$ 3,880,288	$ (4,332,294)	$ (452,006)		$ 35,203	$ 18,591,954	$ (4,439,998)	$ 6,213	$ 14,193,372
Balance (in Shares) at Dec. 31, 2021	1,511,000				352,024,371